Long-Term Debt - Components (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2021
Long-Term Debt
Long-term debt	$ 959,633,000	$ 909,653,000
Less: current installments	383,146,000	258,739,000
Less: unamortized deferred loan issuance costs	2,020,000	2,080,000
Current portion of long-term debt	381,126,000	256,659,000
Amounts due after one year	576,487,000	650,914,000
Less: unamortized deferred loan issuance costs	2,513,000	2,839,000
Long-term debt, less current installments, and unamortized deferred loan issuance costs	573,974,000	648,075,000
$345 million loan facility
Long-Term Debt
Long-term debt	238,343,000	263,438,000
Debt instrument face amount	345,000,000	345,000,000	$ 345,000,000
$240 million loan facility
Long-Term Debt
Long-term debt	151,321,000	186,792,000
Debt instrument face amount	240,000,000	240,000,000
$60 million Hilda loan facility
Long-Term Debt
Long-term debt	48,750,000	56,250,000
Debt instrument face amount	60,000,000	60,000,000
$192.1 million loan facility
Long-Term Debt
Long-term debt		144,597,000
Debt instrument face amount	192,100,000
$69 million Tuva loan facility
Long-Term Debt
Long-term debt	62,568,000	67,744,000
Debt instrument face amount	69,000,000
$73 million Live loan facility
Long-Term Debt
Long-term debt	69,658,000
Debt instrument face amount	73,000,000
$71 million Synnve loan facility
Long-Term Debt
Long-term debt	71,076,000
Debt instrument face amount	71,000,000	71,000,000
$70 million Daqing loan facility
Long-Term Debt
Long-term debt	68,130,000
Debt instrument face amount	70,000,000
Tove loan facility
Long-Term Debt
Long-term debt	97,856,000
$25 million revolving credit facility | NTT
Long-Term Debt
Long-term debt	2,000,000	1,500,000
Debt instrument face amount	25,000,000	25,000,000
$25 million revolving credit facility | SBI Shinsei
Long-Term Debt
Long-term debt		25,000,000
Debt instrument face amount	25,000,000	25,000,000
Raquel Sale & Leaseback
Long-Term Debt
Long-term debt	68,010,000	73,653,000
Torill Sale & Leaseback
Long-Term Debt
Long-term debt	$ 81,921,000	$ 90,679,000